6. Note Payable, Related Party	6 Months Ended	12 Months Ended
	May. 31, 2015	Nov. 30, 2014
Debt Disclosure [Abstract]
Notes Payable, Related Party

On May 22, 2015, the Company entered into a securities purchase agreement (the “Purchase Agreement”), with an institutional investor (the “Investor”) to issue, subject to the terms and conditions of the Purchase Agreement, up to $1,150,000 in aggregate principal amount of senior convertible notes (the “Convertible Notes”) of the Company convertible into shares of the Company’s Common Stock. The Company intends to file a registration statement to register the resale rights of all the shares of Common Stock issuable under the convertible notes.

Convertible Note

Pursuant to the Purchase Agreement, on May 22, 2015, the Company sold the Investor an initial Convertible Note in an original principal amount of $350,000 (the “Initial Convertible Note”), for a purchase price of $250,000. Upon receipt of a written notice from the Company and the satisfaction (or where legally permissible, the waiver) of the conditions set forth in the Purchase Agreement relating to such closing, the Investor has agreed to purchase, (i) on or about June 22, 2015, an additional Convertible Note with an original principal amount of $500,000 (the “First Additional Convertible Note”) for a purchase price of $250,000, subject to certain closing conditions and (ii) on the second trading day after the effective date of the initial registration statement, an additional Convertible Note with an original principal amount of $300,000 (the “Second Additional Convertible Note”), for a fixed purchase price of $300,000. Each Convertible Note matures on the twelve month anniversary of its issuance (maturity date) and accrues interest at a rate of 7% per annum. Interest on the Convertible Notes is payable, subject to certain conditions, in shares of Common Stock, in cash or in a combination of cash and Common Stock. Upon any conversion or redemption of any outstanding principal amount of a Convertible Note prior to maturity, the Investor is entitled to receive an interest make-whole equal to the amount of interest that would have accrued on such converted or redeemed principal amount from such conversion date or redemption date, as applicable, at the applicable interest rate through the stated maturity date

If (i) the Company has properly filed a registration statement with the Securities and Exchange Commission (the “SEC”), on or prior to July 6, 2015, covering the resale by the Investor of shares of the Common Stock issued or issuable upon conversion of the Convertible Notes, (ii) the resale registration statement is declared effective by the SEC on or prior to the earlier of (A) September 9, 2015 and (B) the fifth Trading Day after the date the Company is notified by the SEC that such registration statement will not be reviewed or will not be subject to further review, and the prospectus contained therein is available for use by the Investor for its resale of the shares of Common Stock issued or issuable upon conversion of the Convertible Notes, and (3) no event of default, or an event that with the passage of time or giving of notice would constitute an event of default has occurred on or prior to such date, then the outstanding principal amount of the Initial Convertible Note shall be reduced by $100,000 (together with any accrued and unpaid interest and late charges thereon) and the outstanding principal amount of the First Additional Convertible Note shall be reduced by $250,000 (together with any accrued and unpaid interest and late charges thereon).

The Convertible Notes are convertible at any time after issuance, in whole or in part, at the Investor’s option, into shares of Common Stock, at a conversion price equal to the lesser of (i) the product of (x) the arithmetic average of the lowest volume weighted average prices of the Common Stock during the twelve consecutive trading days ending and including the trading day immediately preceding the applicable conversion date and (y) 65%, and (ii) $0.75 (as adjusted for stock splits, stock dividends, stock combinations or other similar transactions). The Company is required to reserve at least 150% of the number of shares of Common Stock which are necessary to effect the conversion of all the Convertible Notes then outstanding.

The Investor shall not be entitled to convert any portion of the Convertible Notes, to the extent that after such conversion, the Investor (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of Common Stock as of such date.

The Convertible Note include customary event of default provisions and provide for a default interest rate of 18% per annum. Upon the occurrence of an event of default, the Investor may require the Company to pay in cash the “Event of Default Redemption Price” which is an amount equal to the greater of (i) the product of (A) the conversion amount to be redeemed multiplied by (B) 135% (or 100% if related to an insolvency event of default) and (ii) the product of (X) the conversion rate in effect at that time multiplied by (Y) the product of (1) 135% (or 100% if an insolvency related event of default) multiplied by (2) the greatest closing sale price of the Common Stock on any trading day during the period commencing on the date immediately preceding such event of default and ending on the date the Company pays the applicable Event of Default Redemption Price.

Subject to certain conditions, the Company has the right at any time to redeem all, but not less than all, of the total outstanding conversion amount then remaining under a Convertible Note at a price equal to 130% of such amount.

Other Terms

The Purchase Agreement contains customary representations, warranties and covenants by, among and for the benefit of the parties. The Purchase Agreement also provides for indemnification of the Investor and its affiliates in the event that the Investor incurs losses, liabilities, obligations, claims, contingencies, damages, costs and expenses related to the Company’s breach of any of its representations, warranties or covenants under the Purchase Agreement.

Note payable, related party consists of the following at November 30, 2014 and 2013, respectively:

	November 30,	November 30,
	2014	2013

10% unsecured demand loan from the CEO in the amount of $47,749.	$–	$47,749

The Company had accrued interest of $-0- and $4,529 owed to the Company’s former CEO as of November 30, 2014 and 2013, respectively. As of November 30, 2014 all related party notes have been forgiven.